THE ADVISORS' INNER CIRCLE FUND II

            SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND

                         SUPPLEMENT DATED APRIL 22, 2008
                                     TO THE
                                   PROSPECTUS
                               DATED MAY 21, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. The following replaces the section with the heading "Risk/Return Information Common to the Funds" on page 1 of the Prospectus:

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund invests in exchange-traded funds ("ETFs"), which are pooled investment vehicles such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Funds may also invest in exchange- traded notes ("ETNs") which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The investment adviser invests Fund assets in a way that it believes will help each Fund achieve its goal of tracking its respective index. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. You could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the ETNs or the ETFs held by the Fund. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the ETNs or the types of investments an underlying ETF owns and the markets in which they trade. The effect on a Fund of a change in the value of a single investment of an underlying ETF will depend on how widely the underlying ETF diversifies its holdings.

The Funds each track the performance of a separate index of ETFs and ETNs, as described below. These indices were developed by Lipper(R) in December 2006 and cover a range of investor risk profiles.

------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Conservative               LIPPER(R) OPTIMAL CONSERVATIVE INDEX  - a target risk
Index Fund                                                   benchmark consisting of a select group of ETFs and ETNs,
                                                             rebalanced quarterly, designed to maximize returns
                                                             given a low degree of volatility.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund        LIPPER(R) OPTIMAL MODERATE INDEX - a target risk
                                                             benchmark consisting of a select group of ETFs and ETNs,
                                                             rebalanced quarterly, designed to maximize returns
                                                             given a moderate degree of volatility.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
SmartGrowth ETF Lipper(R) Optimal Growth Index Fund          LIPPER(R) OPTIMAL GROWTH INDEX - a target risk benchmark
                                                             consisting of a select group of ETFs and ETNs,
                                                             rebalanced quarterly,  designed to maximize returns
                                                             given a high degree of volatility.
------------------------------------------------------------ ---------------------------------------------------------

2. The following replaces the information under the heading "Principal Investment Strategies" on page 2 of the Prospectus:

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Conservative Index (the "Conservative Index"). The Conservative Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Conservative Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

Hennion & Walsh Asset Management, Inc. (the "Adviser") intends to manage the Fund's investments such that it tracks the performance of the Conservative Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Conservative Index, holding each in approximately the same proportion as its weighting in the Conservative Index. However, if the Conservative Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Conservative Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Conservative Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Conservative Index is affected by transaction costs and other expenses, changes in the composition of the Conservative Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Conservative Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Conservative Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Conservative Index has varied over different time periods. The Conservative Index is expected to be associated with a lower level of risk and a lower total return potential than the Moderate Index and the Growth Index.

3. The following replaces the second and third paragraphs in the section with the heading "Principal Risks of Investing in the Fund" on pages 3, 8 and 13 of the Prospectus:

INVESTMENTS IN ETFs - When the Fund invests in ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETF and the value of the Fund's investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund's purchase and sale of shares of ETFs, ETFs incur fees that are separate from those of the Fund. Accordingly, the Fund's shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These ETFs typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

INVESTMENTS IN ETNs -The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

INDEX TRACKING RISK - The Fund's return may not match the return of its index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its index, and also incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, in order to preserve its status as a RIC, the Fund may invest in Substitute Securities, whose returns may not correlate precisely with the returns of the index securities excluded from the Fund's portfolio, or reallocate assets to the ETFs and ETNs in the Fund's portfolio on a pro rata basis if certain ETFs or ETNs contained in its index are excluded from the Fund's portfolio because they do not produce qualifying income under the IRC.

TAX RISK - Although the Fund may seek to minimize this risk by investing in Substitute Securities, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because the securities included in its index may produce an impermissible amount of non-qualifying income for purposes of the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test if it matches adjustments to its index and such adjustments negatively affect the character of the income received by the Fund under these rules. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund shareholders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance. Even if the Fund chooses to replace a security that produces non-qualifying income with Substitute Securities that produce qualifying income, there can be no guarantee that the Fund's investments in such Substitute Securities will prevent the Fund from failing to qualify as a RIC.

4. The following replaces the information under the heading "Principal Investment Strategies" on page 7 of the Prospectus:

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Moderate Index (the "Moderate Index"). The Moderate Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Moderate Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Moderate Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Moderate Index, holding each in approximately the same proportion as its weighting in the Moderate Index. However, if the Moderate Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Moderate Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Moderate Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Moderate Index is affected by transaction costs and other expenses, changes in the composition of the Moderate Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Moderate Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Moderate Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Moderate Index has varied over different time periods. The Moderate Index is expected to be associated with a higher level of risk and a higher total return potential than the Conservative Index and a lower level of risk and a lower total return potential than the Growth Index.

5. The following replaces the information under the heading "Principal Investment Strategies" on page 12 of the Prospectus:

Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") included in the Lipper(R) Optimal Growth Index (the "Growth Index"). The Growth Index generally is comprised of ETFs and, as a result, the Fund expects to operate as a "fund of funds" (or a "fund of ETFs"). ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Growth Index may also include ETNs, which are debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The Fund may also invest in cash and cash equivalents related to cash flows in and out of the Fund.

The Adviser intends to manage the Fund's investments such that it tracks the performance of the Growth Index by investing substantially all of the Fund's assets in the ETFs and ETNs that Lipper includes in the Growth Index, holding each in approximately the same proportion as its weighting in the Growth Index. However, if the Growth Index includes one or more ETFs or ETNs that could jeopardize the Fund's status as a regulated investment company ("RIC") under the Internal Revenue Code ("IRC"), the Fund may exclude such ETFs or ETNs from its portfolio and invest in securities not included in the Growth Index that the Adviser believes provide investment exposure comparable to that provided by the excluded ETFs or ETNs ("Substitute Securities"), or reallocate assets to the ETFs and ETNs in the portfolio on a pro rata basis.

Although the Fund tries to achieve a correlation of at least 95% between the performance of the Growth Index and the Fund's investment results on an annual basis (before fees and expenses), the Fund's ability to track the Growth Index is affected by transaction costs and other expenses, changes in the composition of the Growth Index, investments in Substitute Securities (including the possible imposition of taxes on such Substitute Securities), and by the timing and amount of shareholder purchases and redemptions, among other things.

The Growth Index is a target risk benchmark consisting of a select group of ETFs and ETNs, rebalanced quarterly, designed to maximize returns given a low degree of volatility. Lipper applies proprietary criteria to select ETFs and ETNs from the available universe that are believed to be distinct, high-quality and tradable instruments. Lipper then applies a statistical methodology to determine what percentage of each selected ETF or ETN should be included in the Growth Index in order to achieve a maximum total return potential for a relatively low level of risk. Risk is measured using standard deviation. Standard deviation is a measure of how much the value of the Growth Index has varied over different time periods. The Growth Index is expected to be associated with a higher level of risk and a higher total return potential than the Moderate Index and the Conservative Index.

6. The following is added after the first paragraph in the section with the heading "Taxes" on page 40 of the Prospectus:

Each Fund intends to make an election to be taxable as a regulated investment company ("RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"). The Fund, however, intends to make investments in ETF and ETNs, the tax consequences of which are uncertain for purposes of meeting the RIC qualification requirements, including the RIC qualifying income test. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether a Fund will meet this test if it matches adjustments to its respective index and such adjustments negatively affect the character of the income received by a Fund under these rules. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                HWM-SK-001-0100

                       THE ADVISORS' INNER CIRCLE FUND II

            SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
              SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
               SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND

                         SUPPLEMENT DATED APRIL 22, 2008
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 21, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


1. The following replaces the first two sentences in the sub-section with the heading "Voting Rights" on page S-1 of the SAI:

         Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. In other words, each shareholder of record is entitled to one vote for each share held on the record date for the meeting.

2. The section with the heading "Additional Information About Investment Objectives and Policies" on page S-1 on the SAI has been deleted.

3. The following replaces the second paragraph in the section with the heading "Description of Permitted Investments" beginning on page S-3 of the SAI:

EXCHANGE-TRADED FUNDS. The Fund may invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.

EXCHANGE-TRADED NOTES. The Fund may invest in exchange-traded notes. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

4. The following replaces the second paragraph following the sub-heading "Qualifications as a RIC" in the section with the heading "Taxes" on page S-29 of the SAI:

In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships (the "Qualifying Income Requirement"); (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer; and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that each Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

A Fund may invest in ETFs that are not registered or regulated under the 1940 Act. These ETFs typically invest in commodities, precious metals, currency or other types of investments. The income and gain received by a Fund from its investment in such ETFs and ETNs may not be qualifying income for purposes of the Qualifying Income Requirement. The Funds have entered into an agreement with Lipper(R) that they will remove ETFs and ETNs which are referenced in the Conservative Index, Moderate Index and Growth Index which will produce income which may not be qualifying income for purposes of the Qualifying Income Requirement as of the beginning of the next quarter reset of the Indexes. The taxation of some of these ETFs and ETNs, however, is uncertain and it is not guaranteed that all of the ETFs and ETNs a Fund will invest in will produce qualifying income. Each Fund intends to monitor their investments in ETFs and ETNs in an effort to limit its non-qualifying income under the Qualifying Income Requirement to be under 10% of each Fund's gross income. For example, a Fund may make investments in Substitute Securities in order to gain exposure to the Indexes but manage the non-qualifying income for such Fund. Substitute Securities may be securities issued by entities which are subject to entity level taxes, which may negatively affect the return on such investments.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE